Cover	Dec. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2024
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41353
Entity Registrant Name	Genius Group Limited
Entity Central Index Key	0001847806
Entity Address, Address Line One	8 Amoy Street
Entity Address, Address Line Two	#01-01
Entity Address, Country	SG
Entity Address, Postal Zip Code	049950